DESCRIPTION OF BUSINESS - License and Distribution Agreements (Pharmathen Global BV) (Details) - Pharmathen Global BV € in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Description of Business and Basis of Presentation
Upfront payment					$ 1.1	€ 1,000
Additional milestone payments			$ 1.7	€ 1,500
Subsequent Events.
Description of Business and Basis of Presentation
License agreement refunded	$ 1.3	€ 1,250